SCHEDULE OF ORDINARY SHARES SUBJECT TO REDEMPTION CONSIST (Details) - Global Partner Acquisition Corp II [Member] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Balance, value	$ 43,704,000	$ 304,675,000	$ 304,675,000
Balance, shares	3,931,719
Balance, value	$ 20,209,000		$ 43,704,000	$ 304,675,000
Balance, shares	1,794,585		3,931,719
Less: Public Shares redeemed, value	$ (23,768,000)	(265,050,000)	$ (265,050,000)
Class A Ordinary Shares Subject To Redemption [Member]
Gross proceeds of Public Offering, value					$ 300,000,000
Gross proceeds of Public Offering, shares					30,000,000
Less: Proceeds allocated to Public Warrants, value			(304,675,000)		$ (14,100,000)
Offering costs, shares
Offering costs, value					$ (16,254,000)
Offering costs, Shares
Plus: Accretion of carrying value to redemption, value			$ 4,079,000	$ 4,675,000	$ 30,354,000
Plus: Accretion of carrying value to redemption, shares
Balance, value	$ 43,704,000	$ 304,675,000	$ 304,675,000	$ 300,000,000
Balance, shares	3,931,719	30,000,000	30,000,000	30,000,000
Less: Class A Ordinary Shares redeemed, value			$ (265,050,000)
Less: Class A Ordinary Shares redeemed, shares			(26,068,281)
Balance, value	$ 20,209,000		$ 43,704,000	$ 304,675,000	$ 300,000,000
Balance, shares	1,794,585		3,931,719	30,000,000	30,000,000
Class A Ordinary Shares subject to possible redemption, balance			$ 304,675,000		$ 14,100,000
Plus: Accretion of carrying value to redemption, value	$ 273,000		$ 4,079,000
Less: Public Shares redeemed, value	$ (23,768,000)
Less: Public Shares redeemed, shares	(2,137,134)